CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (18,235)		$ (4,920)		$ (39,928)
Adjustments to reconcile net (loss) to total cash flows provided by operating activities:
Loss from discontinued operations	0		515		2,131
Depreciation of vessels and equipment	34,891		29,880		37,609
Amortization of dry docking	4,078		4,186		3,425
Expenditure for dry docking	(3,478)		(8,204)		(5,242)
(Loss) gains on derivatives, net	16		(10,474)		(241)
Debt issuance expense amortization	2,323		1,340		1,026
Amortization of intangible assets	175		305		718
(Gain) on sale of vessels	0		(724)		(1,415)
Net losses from investments in affiliates	1,073		341		28
Allowance for doubtful accounts	598		359		(21)
Loss on write-down of vessels	0	[1]	0	[1]	25,000	[1]
Share - based compensation	1,079		1,266		1,537
(Increase) decrease in assets:
Accounts receivable	(6,916)		(8,632)		1,401
Other receivables, operating supplies and prepaid expenses	(12,302)		(2,827)		7,940
Other	(2,261)		1,369		2,170
Increase (decrease) in liabilities:
Accounts payable	10,324		10,661		(7,609)
Other payables	3,407		6,403		9,055
Other	0		0		1,095
Net cash provided by operating activities from continuing operations	14,772		20,844		38,679
Net cash (used in) provided by operating activities from discontinued operations	(15)		(1,950)		37
Total cash flows provided by operating activities	14,757		18,894		38,716
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of vessels and equipment	(97,863)		(105,247)		(90,095)
Proceeds from disposals of vessels, net	0		36,584		9,840
Other investing activities, net	0		12,574		(3,343)
Net cash (used in) investing activities from continuing operations	(97,863)		(56,089)		(83,598)
Net cash provided by investing activities from discontinued operations	0		1,950		0
Total cash flows used in investing activities	(97,863)		(54,139)		(83,598)
CASH FLOWS FROM FINANCING ACTIVITIES
Scheduled repayments of long-term financial debt	(13,286)		(11,292)		(13,594)
Early repayment of long-term financial debt	0		0		(22,894)
Revolving credit facility borrowings	10,500		0		0
Revolving credit facility repayments	(25,500)		0		0
Proceeds from issuance of 7.25% Senior Convertible Notes, net of issuance costs	0		76,095		0
Proceeds from long-term financial debt	41,900		25,000		29,079
Other financial activities, net	(1,982)		(2,189)		(367)
Net cash provided by (used in) financing activities from continuing operations	11,632		87,614		(7,776)
Net (decrease) increase in cash and cash equivalents	(71,474)		52,369		(52,658)
Cash and cash equivalents at the beginning of year (including $304, $304 and $2,546 related to discontinued operations)	105,570		53,201		105,859
Cash and cash equivalents at the end of year (including $289, $304 and $304 related to discontinued operations)	$ 34,096		$ 105,570		$ 53,201

[1]	Operating expenses included $4,622, $1,542 and $619 in 2011, 2010 and 2009, respectively, from related parties.